Common Stock (Details) - USD ($)												3 Months Ended		12 Months Ended
	Feb. 12, 2026	Oct. 31, 2025	Oct. 09, 2025	Oct. 07, 2025	Sep. 30, 2025	Sep. 22, 2025	Sep. 03, 2025	Jul. 28, 2025	Jan. 17, 2025	Jul. 29, 2024	Apr. 17, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Line Items]
Fair value of private warrant liability (in Dollars)												$ 13,000	$ (421,000)	$ (534,000)	$ (411,000)
Offering costs (in Dollars)														27,730
General and administrative expense (in Dollars)												1,879,000	1,821,000	7,931,000	6,826,000
Gross proceeds (in Dollars)												29,997,000		414,000
Gross proceeds warrants (in Dollars)														6,500,000
Expenses related to shares issued for services (in Dollars)							$ 133,000
Stock-based compensation expense (in Dollars)												44,000		657,000	562,000
Aggregate offering value (in Dollars)												$ 27,782,000
Proceeds from warrants exercised (in Dollars)														$ 3,111,000	$ 1,815,000
Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants												3,874,394		3,874,394
Warrants exercise price (in Dollars per share)										$ 4
Number of warrants subject to adjustment of exercise price										1,000,000
Shortfall warrants exercised														2,074,012	664,883
Exercise price of warrants decreased (in Dollars per share)								$ 1.5
Proceeds from warrants exercised (in Dollars)														$ 3,111,000	$ 1,815,000
Shortfall Warrants [Member]
Common Stock [Line Items]
Shortfall warrants exercised														2,074,012	664,883
Publicly Traded Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants												14,166,666		14,166,666
Warrants exercise price (in Dollars per share)												$ 11.5		$ 11.5
Shortfall warrants exercised
Expired date												Sep. 29, 2028		Sep. 29, 2028
Term Loan Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants													750,000	1,500,000	2,000,000
Shortfall warrants exercised
Private Warrant Liability [Member]
Common Stock [Line Items]
Fair value of private warrant liability (in Dollars)				$ 2,035,000		$ 693,000
September 2025 Offering [Member]
Common Stock [Line Items]
Expired date					Nov. 26, 2027	Nov. 26, 2027
Offering costs (in Dollars)					$ 130,000	$ 130,000
Fair value assumptions of warrants, expected term						2 years 3 months
Fair value assumptions of warrants, risk free rate						3.50%
Fair value assumptions of warrants, expected volatility						141.00%
September 2025 Offering [Member] | Private Warrant Liability [Member]
Common Stock [Line Items]
Fair value of private warrant liability (in Dollars)					693,000
September 2025 Offering [Member] | Investor [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants						5,725,206
Warrants exercise price (in Dollars per share)						$ 1.31
Shares sold						1,908,402
Common stock offered price per share (in Dollars per share)						$ 1.31
Proceeds from offering (in Dollars)						$ 2,500,000
Net cash proceeds (in Dollars)						$ 2,187,000
Number of warrants used for every share to be purchased						3
Fair value of private warrant liability (in Dollars)					$ 3,193,000	$ 3,193,000
Warrants issued, stock price (in Dollars per share)						$ 0.85
September 2025 Offering [Member] | Placement Agent [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants					143,130	143,130
Warrants exercise price (in Dollars per share)					$ 1.6375	$ 1.6375
Warrants issued, percentage on exercise price					125.00%	125.00%
Investor warrants, percentage of common stock issued					7.50%	7.50%
Warrants issued, stock price (in Dollars per share)						$ 1.31
October 2025 Offering [Member]
Common Stock [Line Items]
Expired date		Dec. 30, 2027		Dec. 30, 2027
General and administrative expense (in Dollars)		$ 262,000		$ 262,000
Fair value assumptions of warrants, expected term				2 years 3 months
Fair value assumptions of warrants, risk free rate				3.60%
October 2025 Offering [Member] | Private Warrant Liability [Member]
Common Stock [Line Items]
Fair value of private warrant liability (in Dollars)		2,035,000
October 2025 Offering [Member] | Investor [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants				9,022,572
Warrants exercise price (in Dollars per share)				$ 1.33
Shares sold				3,007,524
Common stock offered price per share (in Dollars per share)				$ 1.33
Proceeds from offering (in Dollars)				$ 4,000,000
Net cash proceeds (in Dollars)				$ 3,545,000
Number of warrants used for every share to be purchased				3
Fair value of private warrant liability (in Dollars)		$ 6,035,000		$ 6,035,000
Fair value assumptions of warrants, expected volatility				146.00%
Warrants issued, stock price (in Dollars per share)				$ 0.95
October 2025 Offering [Member] | Placement Agent [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants		225,564		225,564
Warrants exercise price (in Dollars per share)		$ 1.6625		$ 1.6625
Warrants issued, percentage on exercise price		125.00%		125.00%
Investor warrants, percentage of common stock issued		7.50%		7.50%
Fair value assumptions of warrants, expected volatility				150.00%
Warrants issued, stock price (in Dollars per share)				$ 1.66
February 2026 Offering [Member]
Common Stock [Line Items]
Common stock offered price per share (in Dollars per share)	$ 0.4
Proceeds from offering (in Dollars)														$ 27,730
Gross proceeds (in Dollars)	$ 29,997,000
Received of net proceeds (in Dollars)	$ 27,782,000
Gross proceeds warrants (in Dollars)														$ 48,000
February 2026 Offering [Member] | Pre Funded Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	27,053,850
Warrants exercise price (in Dollars per share)	$ 0.0001
Gross proceeds warrants net (in Dollars)	$ 48,000,000
February 2026 Offering [Member] | Issued Pre-Funded Warrants [Member]
Common Stock [Line Items]
Common stock offered price per share (in Dollars per share)	$ 0.3999
February 2026 Placement Agent Warrants [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)	$ 0.5
Investor warrants, percentage of common stock issued	4.99%
February 2026 Placement Agent Warrants [Member] | Issued Pre-Funded Warrants [Member]
Common Stock [Line Items]
Warrants issued, percentage on exercise price	5.00%
At-The-Market Offering [Member]
Common Stock [Line Items]
Shares sold														300,742
Proceeds from offering (in Dollars)														$ 414,000
At-The-Market Offering [Member] | Sales Agreement [Member]
Common Stock [Line Items]
Aggregate offering value (in Dollars)									$ 15,000,000
Additional Shortfall Warrants [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)										$ 3
Shortfall warrants exercised										1,000,000
Maximum [Member]
Common Stock [Line Items]
Fair value assumptions of warrants, expected term														5 years 2 months 12 days	6 years 1 month 6 days
Fair value assumptions of warrants, risk free rate														3.70%	3.90%
Fair value assumptions of warrants, expected volatility														76.00%	66.00%
Maximum [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)										$ 4
Minimum [Member]
Common Stock [Line Items]
Fair value assumptions of warrants, expected term														6 years 1 month 6 days	6 years 3 months 18 days
Fair value assumptions of warrants, risk free rate														4.40%	4.40%
Fair value assumptions of warrants, expected volatility														86.30%	75.30%
Minimum [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)										$ 2
Common Stock [Member]
Common Stock [Line Items]
Common stock, shares authorized												400,000,000		400,000,000	400,000,000
Common Stock [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)												$ 4		$ 4
Class A Common Stock [Member]
Common Stock [Line Items]
Common stock, shares authorized												400,000,000		400,000,000	400,000,000
Aggregate number of shares issued							109,670
Number of shares to be issued for warrants	75,000,000
Common shares warrants														2,074,012	664,883
Gross proceeds (in Dollars)			$ 3,545,000
Class A Common Stock [Member] | Forward Purchase Agreement Warrant [Member]
Common Stock [Line Items]
Common shares warrants														1,135,499
Class A Common Stock [Member] | Shortfall Warrants [Member]
Common Stock [Line Items]
Common shares warrants												1,135,499
Class A Common Stock [Member] | Publicly Traded Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants												14,166,666		14,166,666
Class A Common Stock [Member] | Pre Funded Warrants [Member]
Common Stock [Line Items]
Common shares warrants												27,053,850
Class A Common Stock [Member] | Sponsor [Member]
Common Stock [Line Items]
Aggregate number of shares issued											1,000,000
Class A Common Stock [Member] | February 2026 Offering [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	27,053,850
Shares sold	47,946,150
Class A Common Stock [Member] | February 2026 Offering [Member] | Pre Funded Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	45,000,000
Class A Common Stock [Member] | February 2026 Placement Agent Warrants [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	3,750,000
Warrants issued, percentage on exercise price	125.00%
Investor warrants, percentage of common stock issued	9.99%
Series A-1 Warrants [Member] | February 2026 Offering [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	45,000,000
Warrants exercise price (in Dollars per share)	$ 0.3999
Gross proceeds warrants (in Dollars)	$ 18,000,000
Series A-2 Warrants [Member] | February 2026 Offering [Member]
Common Stock [Line Items]
Number of shares to be issued for warrants	75,000,000
Warrants exercise price (in Dollars per share)	$ 0.4
Gross proceeds warrants (in Dollars)	$ 30,000,000
Series A-1 Warrant [Member]
Common Stock [Line Items]
Warrants exercise price (in Dollars per share)	$ 0.6